Schedule of Income by Geographical Location (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
United States			$ (2,835)	$ (10,046)
Foreign			35	(81)
Loss before income taxes	$ (2,453)	$ (1,902)	$ (2,800)	$ (10,127)